UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE                 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security	Market Value
	COMMON STOCK - 62.20%
	AEROSPACE / DEFENSE - 2.59%
21,000	Esterline Technologies Corp. *	$ 1,494,780
13,000	TransDigm Group, Inc. *	1,007,240
		2,502,020
	AUTO PARTS & EQUIPMENT - 1.19%
15,000	Autoliv, Inc.	1,152,000

	BANKS - 2.05%
200,000	Citigroup, Inc. *	964,000
6,200	Goldman Sachs Group, Inc.	1,014,444
		1,978,444
	CHEMICALS - 5.04%
27,436	Ashland, Inc.	1,592,934
18,405	Eastman Chemical Co.	1,709,088
14,600	Lubrizol Corp.	1,568,916
		4,870,938
	COAL - 3.05%
30,000	Peabody Energy Corp.	1,902,600
8,000	Walter Energy, Inc.	1,042,160
		2,944,760
	COMMERCIAL SERVICES - 1.01%
13,800	Alliance Data Systems Corp. *	976,212

	COMPUTERS - 3.26%
5,500	Apple, Inc. *	1,866,260
7,900	International Business Machines Corp.	1,279,800
		3,146,060
	DIVERSIFIED FINANCIAL SERVICES - 0.89%
38,500	Nelnet, Inc. - Cl. A	863,170

	HAND / MACHINE TOOLS - 0.84%
20,000	Kennametal, Inc.	812,000

	INSURANCE - 0.98%
16,500	Aflac, Inc.	950,070

	INTERNET - 1.06%
1,700	Google, Inc. - Cl. A *	1,020,612

	IRON / STEEL - 1.11%
12,500	Cliffs Natural Resources, Inc.	1,068,250

	MACHINERY - CONSTRUCTION & MINING - 4.02%
15,000	Caterpillar, Inc.	1,455,150
27,900	Joy Global, Inc.	2,432,322
		3,887,472
KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value
	MACHINERY - DIVERSIFIED - 3.75%
30,100	Applied Industrial Technologies, Inc.	$ 952,966
17,500	Deere & Co.	1,590,750
15,000	Gardner Denver, Inc.	1,082,100
		3,625,816
	MEDIA - 0.46%
20,000	CTC Media, Inc.	442,200

	MINING - 4.89%
12,800	BHP Billiton Ltd.	1,139,584
12,800	Freeport-McMoRan Copper & Gold, Inc.	1,392,000
15,000	Rio Tinto PLC	1,042,200
33,000	Vale SA	1,149,390
		4,723,174
	MISCELLANEOUS MANUFACTURING - 0.79%
19,000	AZZ, Inc.	761,710

	OIL & GAS - 4.55%
8,800	Apache Corp.	1,050,368
11,750	Chevron Corp.	1,115,428
11,000	Cimarex Energy Co.	1,145,430
34,400	Pioneer Southwest Energy Partners LP	1,082,568
		4,393,794
	OIL & GAS SERVICES - 3.40%
15,311	Baker Hughes, Inc.	1,048,957
24,000	Halliburton Co.	1,080,000
17,000	Oil States International, Inc. *	1,151,920
		3,280,877
	PHARMACEUTICALS - 1.14%
60,500	Pfizer, Inc.	1,102,310

	RETAIL - 1.31%
32,400	Ezcorp, Inc. *	871,560
11,833	First Cash Financial Services, Inc. *	390,371
		1,261,931
	SEMICONDUCTORS - 7.57%
26,785	Aixtron SE	1,111,577
27,448	Altera Corp.	1,031,221
33,860	Avago Technologies Ltd.	972,121
77,000	Micrel, Inc.	1,031,030
28,000	Microchip Technology, Inc.	1,021,160
35,500	Skyworks Solutions, Inc. *	1,127,835
77,000	TriQuint Semiconductor, Inc. *	1,013,320
		7,308,264
KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value
	SOFTWARE - 2.63%
37,000	Oracle Corp.	$ 1,185,110
34,000	VeriFone Systems, Inc. *	1,357,960
		2,543,070
	TELECOMMUNICATIONS - 1.45%
29,000	InterDigital, Inc.	1,396,350

	TRANSPORTATION - 3.17%
16,000	CSX Corp.	1,129,600
15,500	Norfolk Southern Corp.	948,445
10,400	Union Pacific Corp.	984,152
		3,062,197

	TOTAL COMMON STOCK	60,073,701
	( Cost - $43,166,513)

	EXCHANGE TRADED FUNDS - 13.61%
	COMMODITY FUND - 4.26%
120,000	PowerShares DB Agriculture Fund *	4,114,800

	EQUITY FUND - 9.35%
78,220	Direxion Daily Large Cap Bull 3X	5,958,799
30,200	ProShares Credit Suisse 130/30	1,769,418
50,000	SPDR KBW Regional Banking ETF	1,306,500
		9,034,717

	TOTAL EXCHANGE TRADED FUNDS	13,149,517
	( Cost - $12,452,850)

	SHORT-TERM INVESTMENTS - 24.58%
23,737,676	AIM STIT Liquid Assets Portfolio, 0.09%**	23,737,676
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $23,737,676)

	TOTAL INVESTMENTS - 100.39%
	( Cost - $79,357,039) (a)	$ 96,960,894
	OTHER LIABILITIES LESS ASSETS - (0.39%)	(378,511)
	NET ASSETS - 100.00%	$ 96,582,383

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2011.
ADR - American Depositary Reciept.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

(a) Aggregate cost for financial reporting purposes is $79,357,039 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 17,759,908
	Unrealized depreciation			(156,053)
	Net unrealized appreciation			$ 17,603,855

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 60,073,701	-	-	$ 60,073,701
Exchange-Traded Funds	$ 13,149,517	-	-	$ 13,149,517
Short-Term Investments	$ 23,737,676	-	-	$ 23,737,676
Total	$ 96,960,894	$ -	$ -	$ 96,960,894
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/30/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/30/11